UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22602

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, Suite 1450

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (312) 564-5100

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart Cortland Fund Services LLC 225 West Washington Street, Suite 1450 Chicago, Illinois 60606	John H. Lively The Law Offices of John H. Lively& Associates, Inc. 2041 West 141st Terrace, Suite 119 Leawood, KS 66224 (913) 660-0778

Date of fiscal year end: Last Day of February

Date of reporting period: May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

HAGIN Keystone Market Neutral Fund

		Schedule of Investments
		May 31, 2012 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Accident & Health Insurance
30	Aflac, Inc.	$ 1,202	0.24%

Agricultural Chemicals
16	Mosaic Co.	763	0.15%

Air Transportation, Scheduled
128	Delta Airlines, Inc. *	1,549
42	United Continental Holdings, Inc. *	1,057
		2,606	0.52%

Aircraft & Parts
48	Textron, Inc.	1,134	0.23%

Arrangement Of Transportation Of Freight & Cargo
166	Southwest Airlines Co.	1,499	0.30%

Beverages
34	Dr. Pepper Snapple Group, Inc.	1,403	0.28%

Biological Products, (No Disgnostic Substances)
8	Gilead Science, Inc. *	400	0.08%

Commercial Printing
106	R.R. Donnelley & Sons Co.	1,141	0.23%

Computer & Office Equipment
40	Lexmark International, Inc. (Class A)	1,000	0.20%

Computer Communications Equipment
10	F5 Networks, Inc. *	1,035	0.21%

Computer Storage Devices
32	Netapp, Inc. *	952
24	Western Digital Corp. *	753
		1,706	0.34%

Crude Petroleum & Natural Gas
16	Devon Energy Corp.	952
20	Cimarex Energy Co.	1,065
		2,018	0.41%

Drilling Oil & Gas Wells
20	Diamond Offshore Drilling, Inc.	1,164	0.23%

Electronic Components & Accessories
114	Vishay Intertechnology, Inc. *	1,211	0.24%

Electronic Computers
2	Apple, Inc. *	1,155	0.23%

Farm Machinery & Equipment
30	AGCO Corp. *	1,206	0.24%

Fire, Marine & Casualty Insurance
48	Aspen Insurance Holdings Ltd. (Bermuda) *	1,356
6	Allied World Insurance Co.	461
34	American Financial Group, Inc.	1,322
		3,140	0.63%

Heavy Construction Other Than Bldg Const - Contractors
38	KBR, Inc.	968	0.19%

Hospital & Medical Service Plans
22	UnitedHealth Group, Inc.	1,227
8	Humana, Inc.	611
		1,838	0.37%

Hotels & Motels
14	Marriott International, Inc. (Class A)	542	0.11%

Household Appliances
20	Whirlpool Corp.	1,238	0.25%

In Vitro & In Vivo Diagnostic Substances
56	Myriad Genetics, Inc. *	1,351	0.27%

Investment Advice
158	Janus Capital Group, Inc.	1,153
20	Lazard Ltd. (Class A) (Bermuda)	461
		1,615	0.32%

Life Insurance
26	Torchmark, Corp.	1,213	0.24%

Metal Cans
30	Ball Corp.	1,199	0.24%

Metal Mining
36	Freeport-McMoRan Copper & Gold, Inc.	1,153	0.23%

Millwood, Veneer, Plywood, & Structural Wood Members
32	Masco Corp.	405	0.08%

Miscellaneous Business Credit Institution
50	Capital Source, Inc.	317	0.06%

Motor Vehicle Parts & Accessories
20	Autoliv, Inc. ADR	1,156
16	TRW Automotive Holdings Corp. *	617
22	Honeywell International, Inc.	1,225
		2,998	0.60%

Motor Vehicles & Passenger Car Bodies
10	Navistar International Corp. *	279
90	Ford Motor Co.	950
		1,230	0.25%

National Commercial Banks
48	Bank Of America Corp.	353
10	Citigroup, Inc.	265
32	Zions Bancorporation	609
		1,227	0.25%

Natural Gas Transmisison & Distribution
70	Questar Corp.	1,405	0.28%

Newspapers: Publishing Or Publishing & Printing
96	Gannett Co.	1,254	0.25%

Paints, Varnishes, Lacquers, Enamels & Allied Prods
12	PPG Industries, Inc	1,241	0.25%

Paper Mills
34	MeadWestvaco Corp.	935
14	Domtar Corp.	1,108
		2,043	0.41%

Personal Credit Institutions
40	Discover Financial Services	1,324	0.27%

Petroleum Refining
24	Murphy Oil, Inc.	1,119	0.23%

Pharmaceutical Preparations
38	Forest Laboratories, Inc. *	1,330
10	Eli Lilly & Co.	410
		1,740	0.35%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
8	Albemarle Corp.	486	0.10%

Poultry Slaughtering And Processing
74	Tyson Foods, Inc. (Class A)	1,433	0.29%

Railroads, Line-Haul Operating
42	CSX Corp.	877	0.18%

Retail-Auto & Home Supply Stores
4	Autozone, Inc. *	1,521
10	Advanced Auto Parts, Inc.	729
		2,250	0.45%

Retail-Building Materials, Hardware, Garden Supply
12	Sherwin-Williams Co.	1,556	0.31%

Retail-Eating Places
2	Chipotle Mexican Grill, Inc. *	826
6	Panera Bread Co. (Class A) *	882
		1,708	0.34%

Retail-Grocery Stores
60	Safeway, Inc.	1,141	0.23%

Retail-Home Furniture, Furnishings & Equipment Stores
36	Williams-Sonoma, Inc.	1,257	0.25%

Retail-Retail Stores, Nec
18	IAC/InterActiveCorp	809	0.16%

Retail-Women'S Clothing Stores
28	Limited Brands, Inc.	1,242	0.25%

Search, Detection, Navagation, Guidance, Aeronautical Sys
24	Raytheon Co.	1,208	0.24%

Security Brokers, Dealers & Flotation Companies
66	SEI Investments Co.	1,182
42	Waddell & Reed Financial (Class A)	1,206
		2,388	0.48%

Services-Auto Rental & Leasing (No Drivers)
26	Ryder System, Inc.	1,123	0.23%

Services-Computer Programming, Data Processing, Etc.
16	Red Hat, Inc. *	822	0.17%

Services-Consumer Credit Reporting, Collection Agencies
16	Dun & Bradstreet Corp.	1,081
32	Moody's Corp.	1,171
		2,252	0.45%

Services-Educational Services
20	Devry, Inc.	547
36	Apollo Group, Inc. (Class A) *	1,146
6	ITT Educational Services, Inc. *	341
94	Carrer Education Corp. *	615
		2,648	0.53%

Services-Management Services
24	Gartner, Inc. *	976	0.20%

Services-Prepackaged Software
12	Vmware, Inc. (Class A) *	1,116
32	Autodesk, Inc. *	1,025
		2,141	0.43%

State Commercial Banks
92	Fifth Third Bancorp	1,228	0.25%

Sugar & Confectionery Products
22	Hershey Co.	1,471	0.30%

Surgical & Medical Instruments & Apparatus
24	Baxter International Inc.	1,215	0.24%

Telephone Communications (No Radiotelephone)
36	Verizon Communications, Inc.	1,499	0.30%

Trucking & Courier Services (No Air)
10	United Parcel Services (Class B)	749	0.15%

Wholesale-Drugs, Proprietaries & Druggists' Sundries
34	AmerisourceBergen Corp.	1,258
10	Herbalife Ltd. (Caymen Islands)	448
		1,706	0.34%
			0.00%
Total for Common Stock (Cost - $92,916)		$ 85,386	17.17%

U.S. TREASURY NOTES
40,000	US Treasury Bill, .067%, 07/19/2012	39,998	8.04%
(Cost - $40,044)

MONEY MARKET FUNDS
366,491	Fidelity Money Market Fund-Monthly 0.19% **	366,491
18	Goldman Pldgee Account 0.00% **	18
Total for Money Market Funds (Cost - $366,509)		$ 366,509	73.71%

	Total Investments	$ 491,893	98.92%
	(Cost - $499,468)

	Other Assets Less of Liabilities	5,361	1.08%

	Net Assets	$ 497,254	100.00%

ADR - American Depository Receipt.
* Non-Income Producing Security.
** Variable Rate Security: The yield rate shown represents the 7-day yield at May 31, 2012.

1. SECURITY TRANSACTIONS

At May 31, 2012, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $499,469 amounted to $1,697, which consisted of aggregate gross unrealized appreciation of $7,681 and aggregate gross unrealized depreciation of $9,378.

2. SECURITY VALUATIONS

The Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the opinion of the investment adviser to the Fund (the “Advisor”), market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Fund's Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds investments by the above fair value hierarchy levels as of May 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$85,386	$0	$0	$85,386
Government Bonds/Notes	$39,998	$0	$0	$39,998
Cash Equivalents	$366,509	$0	$0	$366,509
Total	$491,893	$0	$0	$491,893

HAGIN Keystone Market Neutral Fund
Schedule of Securities Sold Short
May 31, 2012 (Unaudited)

Shares		Value

Common Stock
10	Air Gas, Inc.	$ 868
40	Alere, Inc.	735
6	Alexandria Real Estate Equities, Inc.	411
12	Allegheny Technologies, Inc.	385
14	American Tower Corp.	908
16	Amphenol Corp. (Class A)	851
58	Ares Capital Corp.	875
22	Arrow Electronics, Inc.	746
64	Assured Guaranty Ltd. (Bermuda)	764
22	Baker Hughes, Inc.	918
22	BE Aerospace, Inc.	953
22	Bemis, Inc.	668
28	BioMarin Pharmaceutical, Inc.	998
4	Blackrock, Inc.	683
10	Boston Properties, Inc.	1029
32	Brookdale Senior Living, Inc.	528
8	Cabot Corp.	302
18	Cameron International Corp.	822
80	Capitol Federal Financial, Inc.	932
18	Carlisle Companies, Inc.	936
28	Carmax, Inc.	790
6	Charter Communications, Inc.	376
56	Ciena Corp.	759
10	Concho Resources, Inc.	877
28	Corrections Corp Of America	730
8	Cree, Inc.	201
16	Crown Castle International Co.	874
22	CVS Caremark Corp.	989
12	Digital Realty Trust, Inc.	849
18	Discovery Communications, Inc. (Class A)	902
18	Echostar Corp.	503
6	Eqinix, Inc.	979
20	EQT Corp.	928
6	Essex Property Trust, Inc.	903
47	EXCO Resources, Inc.	338
20	Fastenal Co.	885
28	Fidelity National Information Services	918
38	FLIR Systems, Inc.	811
52	Forest City Enterprises, Inc.	696
58	Genpact Ltd. (Bermuda)	904
36	Gentex Corp.	803
20	Global Payments, Inc.	850
46	Great Plains Energy, Inc.	916
34	Hanesbrands, Inc.	947
18	Health Care REIT, Inc.	998
30	International Rectifier Corp.	565
12	ITC Holdings Corp	827
24	Jarden Corp.	976
8	Jm Smucker Co.	612
4	Kansas City Southern	264
16	Las Vegas Sands Corp.	739
36	Lennar Corp.	982
38	Leucadia National Corp.	772
24	Lifepoint Hospitals, Inc.	884
30	LKQ Corp.	1093
16	Macerich Co.	913
22	Manpower, Inc.	791
24	Medtronic, Inc.	884
22	Mercury General Corp.	959
62	MGM Resorts International	671
14	Mohawk Industries, Inc.	953
26	Msci, Inc. (Class A)	879
38	Mylan Labs, Inc.	823
12	National Oil Well Varco, Inc.	801
42	NCR Corp.	900
38	Nisource, Inc.	953
40	Nuance Communications, Inc.	828
22	Nucor Corp.	787
16	Owens Corning	494
28	Patterson Companies, Inc.	931
8	Perrigo Co.	831
6	Precision Castparts Corp.	997
26	Prologis, Inc.	831
34	Quanta Servies, Inc.	768
12	Ralcorp Holdings, Inc.	763
24	Realty Income Corp.	920
16	Reliance Steel & Aluminum Co.	755
10	Roper Industries, Inc.	1012
28	Rowan Companies, Inc.	840
34	Royal Caribbean Cruises Ltd.	801
16	Royal Gold, Inc.	1082
64	Sandridge Energy, Inc.	406
18	SBA Communications Corp.	935
10	Schlumberger Ltd.	633
62	SLM Corp.	866
38	Smithfield Foods, Inc.	747
10	Snap-On, Inc.	605
38	Spirit Aerosystems Holdings, Inc.	877
68	Steel Dynamics, Inc.	717
10	Stericycle, Inc.	873
6	Taubman Centers, Inc.	438
5	Tempur-Pedic International	231
96	TFS Financial Corp.	900
14	Tiffany & Co.	775
26	Time Warner, Inc.	896
8	Transdigm Group, Inc.	984
16	Trimble Navigation Ltd.	755
18	Trinity Industries, Inc.	445
26	Tripadvisor, Inc.	1115
54	UTi Worldwide, Inc.	845
8	Valmont Industries, Inc.	916
42	VCA Antech, Inc.	905
10	Vertex Pharmaceuticals, Inc.	600
10	Visteon Corp.	400
12	Vornado Realty Trust	983
22	Walt Disney Co.	1006
12	Wesco International, Inc.	714
26	Wisconsin Energy Corp.	984

	Total Securities Sold Short (Proceeds - $91,351)	$ 85,470

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COTTONWOOD MUTUAL FUNDS

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

Date July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

/s/ Greg Myers

Greg Myers

Treasurer and Principal Financial Officer

Date July 30, 2012